Vessels, Drilling Rigs, Drillships, Machinery and Equipment, net - Additional information (Details) - USD ($) $ in Thousands	4 Months Ended	6 Months Ended
	May. 06, 2015	Jul. 08, 2015	Jun. 30, 2015	Jun. 30, 2014	Apr. 30, 2015	Mar. 30, 2015	Dec. 31, 2014
Vessels held for sale - Impairment loss			$ 56,631
Proceeds from sale of vessels - Upfront 20% receipt			49,000	$ 0
Carrying amount			$ 1,416,225				$ 2,141,617
Four Suezmax tankers
Vessels Total Sale Price						$ 245,000
Proceeds from sale of vessels - Upfront 20% receipt	$ 49,000
Six Aframax tankers
Vessels Total Sale Price						$ 291,000
Proceeds from sale of vessels - Upfront 20% receipt		$ 58,200
Four Suezmax tankers and Six Aframax tankers
Vessels Total Sale Price					$ 536,000
Petalidi Suezmax tanker
Delivery Date			July 16, 2015
Bordeira Suezmax tanker
Delivery Date			July 21, 2015
Lipari Suezmax tanker
Delivery Date			July 24, 2015
Belmar Aframax tanker
Delivery Date			July 27, 2015
Saga Aframax tanker
Delivery Date			August 6, 2015
Mareta Aframax tanker
Delivery Date			August 7, 2015
One vessel
Carrying amount			$ 95,937
Vessel Impairment Charges			$ 83,937